Total revenues - Schedule of the revenue recognition of upfront payments, license fees and milestone payments and the impact of the adoption of IFRS 15 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 470,093	€ 478,051	€ 834,901
Other Movements In 2020 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		90,192
Royalties		16,227
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	194,363	194,363	104,171
Royalties	19,984	16,227
Gilead [member] | Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	32,408	46,261	(21,187)
Gilead [member] | Filgotinib Amendment December152020 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties		16,200
Gilead [member] | Filgotinib Amendment December2021 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	€ 3,800
Novartis | Collaboration agreement for MOR106
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income		€ 4,125	€ 19,177